SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of estimated useful lives of identified intangible assets

Doctor agreements	10	years
Noncompete agreements	2	years

Summary of estimated useful lives of property and equipment

Medical Equipment	2.5	years
Computer equipment	2.0	years
Furniture and fixtures	4.0	years